Trade and other receivables (Details) - COP ($) $ in Billions	Jun. 30, 2026	Dec. 31, 2025
Customers
Total current	$ 20,251	$ 14,880
Non-current
Total non-current	36,086	35,130
Cost
Current
Fuel Price Stabilization Fund	7,979	3,029
Concessions	4,507	4,391
Customers
Domestic	3,517	2,705
Foreign	3,276	3,632
Accounts receivable from employees	132	136
Related parties (Note 30)	107	140
Industrial services	64	27
Other	1,452	1,424
Total current	21,034	15,484
Non-current
Concessions	31,726	30,903
Accounts receivable from Sao Paulo State	2,226	2,237
Accounts receivable from employees	860	815
Related parties (Note 30)	553	531
Domestic	359	229
Foreign	55	64
Other	886	939
Total non-current	36,665	35,718
Allowance for expected losses
Customers
Total current	(783)	(604)
Non-current
Total non-current	$ (579)	$ (588)